INVESTMENT IN UNCONSOLIDATED AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]
The following table presents summarized financial information for the joint ventures for the twelve months ended December 31, 2022 and December 31, 2021 (in thousands):

	IPCO
	For the Twelve Months Ended December 31, 2022
Net revenue	$24,666
Gross margin	18,299
Net loss	(2,661)

	IPCO
	December 31, 2022	December 31, 2021
Current assets	$4,254	$2,596
Long term assets	5,509	6,130
Current liabilities	6,142	1,699
Long term liabilities	1,032	—

Investments in and Advances to Affiliates [Table Text Block]
The following table summarizes the changes in the IPCO investment Level 3 fair value measurement (in thousands):

IPCO
Balance as of December 31, 2021	$7,133
Change in fair value	271

Balance as of December 31, 2022	$7,404